Restructuring and Related Activities (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Restructuring Reserve [Roll Forward]
Restructuring and related charges	$ 3,163	$ 1,433	$ 5,541
Restructuring Programs
Restructuring Reserve [Roll Forward]
Accrued restructuring, beginning balance	4,087	8,248
Restructuring and related charges	3,163	1,433
Cash payments	(1,532)	(5,266)
Currency translation adjustments	(235)	(328)
Accrued restructuring, ending balance	$ 5,483	$ 4,087	$ 8,248